Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 280,661	$ 152,009	$ 517,278	$ 217,072
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	180,047	86,858	321,244	124,940
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	77,047	51,803	150,963	72,465
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 23,567	$ 13,348	$ 45,071	$ 19,667